EATON VANCE INVESTMENT TRUST
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109



                                  CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Investment Trust (the "Registrant") (1933 Act File No. 33-1121) certifies (a) that the forms of prospectus/proxy statement and statement of additional information ("SAI") each dated September 23, 1999 used with respect to the Eaton Vance Connecticut Limited Maturity Municipals Fund and Eaton Vance Michigan Limited Maturity Municipals Fund do not differ materially from the prospectus/proxy statement contained in Pre-Effective Amendment No. 1 ("Amendment No. 1") to the Registrant's Registration Statement on Form N-14 and the SAI contained in Registrant's Registration Statement on Form N-14 ("Form
N-14"), and (b) that Amendment No. 1 and Form N-14 were filed electronically with the Commission (Accession Nos. 0000950156-99-000637 and 000950156-99-000550, respectively) on September 22, 1999 and August 24, 1999, respectively.

                                          EATON VANCE INVESTMENT TRUST


                                          By:/s/ Eric G. Woodbury
                                          -------------------------------------
                                          Eric G. Woodbury, Assistant Secretary
Date: September 27, 1999